PROSPECTUS MAY 1, 2010

AXA PREMIER VIP TRUST

Class A and Class B Shares

Target Allocation Portfolios

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

The Securities and Exchange Commission has not approved any portfolio’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(74590)

Table of

Target 2015 Allocation Portfolio — Class A and B Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Company Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2015 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None	0.25%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.58%	0.58%
Total Annual Portfolio Operating Expenses	1.18%	1.43%
Fee Waiver and/or Expense Reimbursement†	–0.25%	–0.25%
Net Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	1.18%
†	The expense reimbursement or fee waiver is expected to continue until April 30, 2011, unless the board of trustees consents to an earlier revision or termination. The expense reimbursement or fee waiver may be terminated by AXA Equitable Life Insurance Company at any time after that date.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$95	$350	$625	$1,410
Class B Shares	$120	$428	$758	$1,692

PORTFOLIO TURNOVER

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 24% of the average value of the portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Life Insurance Company (“AXA Equitable” or “Manager”), which represent a variety of asset classes and investment styles. The portfolio is managed to target 2015 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset allocation mix will become relatively static. The asset classes in which the portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the portfolio invests) as of the date of this prospectus.

Target 2015 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	42%	35%	30%	15%
International Equity	18%	15%	10%	5%
Fixed Income (including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments and money market instruments)	40%	50%	60%	80%

The following chart illustrates how the asset mix of the portfolio will vary over time. In general, the asset mix of the portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2009, the portfolio’s asset allocation was approximately 43% to domestic equity, 23% to international equity, and 34% to fixed income (fixed income allocations may include investment grade and high yield fixed income classes and domestic and foreign investments as well as short term investments such as money market instruments). The portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

AXA Equitable establishes the asset mix of the portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell the portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

AXA Equitable will permit the relative weightings of the portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, AXA Equitable generally will use cash flows, and periodically will rebalance, to keep the portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The portfolio will purchase Class A or Class IA shares (as applicable) of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the portfolio bears both the expenses of the portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the portfolio instead of in the portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

The Principal Risks of Investing in the Portfolio

An investment in the portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the portfolio. Performance may be affected by one or more of the following risks.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small- cap companies may involve greater risks than investments in larger, more established issuers. Risk is greater for the common stocks of mid- and small- cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises.

•	Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Detailed information regarding these risks is included in the section of the portfolio’s prospectus entitled “More About Investment Strategies & Risks.”

•

Risks of Other Investment Companies — A portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•

Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to the portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement the portfolio’s investment program in a manner that is in the best interests of the portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

•

Affiliated Portfolio Risk — In managing a portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns for the past year and since inception through December 31, 2009 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. The inception date for the portfolio is September 1, 2006.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
13.05% (2009 2nd Quarter)	–15.22% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
Target 2015 Allocation Portfolio — Class A	20.57%	–0.76%
Target 2015 Allocation Portfolio — Class B	20.40%	–0.98%
S&P 500 Index	26.46%	–2.47%
MSCI EAFE Index	31.78%	–2.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.09%

WHO MANAGES THE PORTFOLIO

AXA Equitable

Portfolio Manager:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President	July 2003

PURCHASE AND SALE OF PORTFOLIO SHARES

The portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by AXA Equitable that currently sell their shares to such accounts and plans, and to other eligible investors.

The portfolio does not have minimum initial or subsequent investment requirements. Shares of the portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investors. The portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the portfolio over another investment or by influencing an insurance company to include the portfolio as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Target 2025 Allocation Portfolio — Class A and B Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Company Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2025 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None	0.25%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.57%	0.57%
Total Annual Portfolio Operating Expenses	1.18%	1.43%
Fee Waiver and/or Expense Reimbursement†	–0.26%	–0.26%
Net Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	1.17%
†	The expense reimbursement or fee waiver is expected to continue until April 30, 2011, unless the board of trustees consents to an earlier revision or termination. The expense reimbursement or fee waiver may be terminated by AXA Equitable Life Insurance Company at any time after that date.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$94	$349	$624	$1,409
Class B Shares	$119	$427	$757	$1,691

PORTFOLIO TURNOVER

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 17% of the average value of the portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Life Insurance Company (“AXA Equitable” or “Manager”), which represent a variety of asset classes and investment styles. The portfolio is managed to target 2025 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset allocation mix will become relatively static. The asset classes in which the portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the portfolio invests) as of the date of this prospectus.

Target 2025 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	54%	50%	42%	35%	30%	15%
International Equity	22%	20%	18%	15%	10%	5%
Fixed Income (including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments and money market instruments)	24%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the portfolio will vary over time. In general, the asset mix of the portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2009, the portfolio’s asset allocation was approximately 53% to domestic equity, 26% to international equity, and 21% to fixed income (fixed income allocations may include investment grade and high yield fixed income classes and domestic and foreign investments as well as short term investments such as money market instruments). The portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

AXA Equitable establishes the asset mix of the portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell the portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

AXA Equitable will permit the relative weightings of the portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, AXA Equitable generally will use cash flows, and periodically will rebalance, to keep the portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The portfolio will purchase Class A or Class IA shares (as applicable) of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the portfolio bears both the expenses of the portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the portfolio instead of in the portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

The Principal Risks of Investing in the Portfolio

An investment in the portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the portfolio. Performance may be affected by one or more of the following risks.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small- cap companies may involve greater risks than investments in larger, more established issuers. Risk is greater for the common stocks of mid- and small- cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises.

•	Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Detailed information regarding these risks is included in the section of the portfolio’s prospectus entitled “More About Investment Strategies & Risks.”

•

Risks of Other Investment Companies — A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•

Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to the Portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement the portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns for the past year and since inception through December 31, 2009 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. The inception date for the portfolio is September 1, 2006.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
15.47% (2009 2nd Quarter)	–18.39% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
Target 2025 Allocation Portfolio — Class A	23.56%	–1.77%
Target 2025 Allocation Portfolio — Class B	23.25%	–2.03%
S&P 500 Index	26.46%	–2.47%
MSCI EAFE Index	31.78%	–2.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.09%

WHO MANAGES THE PORTFOLIO

AXA Equitable

Portfolio Manager:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President	July 2003

PURCHASE AND SALE OF PORTFOLIO SHARES

The portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by AXA Equitable that currently sell their shares to such accounts and plans, and to other eligible investors.

The portfolio does not have minimum initial or subsequent investment requirements. Shares of the portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investors. The portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the portfolio over another investment or by influencing an insurance company to include the portfolio as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Target 2035 Allocation Portfolio — Class A and B Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Company Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2035 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None	0.25%
Other Expenses	0.81%	0.81%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.57%	0.57%
Total Annual Portfolio Operating Expenses	1.48%	1.73%
Fee Waiver and/or Expense Reimbursement†	–0.56%	–0.56%
Net Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	1.17%
†	The expense reimbursement or fee waiver is expected to continue until April 30, 2011, unless the board of trustees consents to an earlier revision or termination. The expense reimbursement or fee waiver may be terminated by AXA Equitable Life Insurance Company at any time after that date.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$94	$413	$755	$1,720
Class B Shares	$119	$490	$886	$1,994

PORTFOLIO TURNOVER

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 22% of the average value of the portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Life Insurance Company (“AXA Equitable” or “Manager”), which represent a variety of asset classes and investment styles. The portfolio is managed to target 2035 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset allocation mix will become relatively static. The asset classes in which the portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the portfolio invests) as of the date of this prospectus.

Target 2035 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/After Retirement	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	61%	54%	50%	42%	35%	30%	15%
International Equity	25%	22%	20%	18%	15%	10%	5%
Fixed Income (including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments and money market instruments)	14%	24%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the portfolio will vary over time. In general, the asset mix of the portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2009, the portfolio’s asset allocation was approximately 60% to domestic equity, 29% to international equity, and 11% to fixed income (fixed income allocations may include investment grade and high yield fixed income classes and domestic and foreign investments as well as short term investments such as money market instruments). The portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

AXA Equitable establishes the asset mix of the portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell the portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

AXA Equitable will permit the relative weightings of the portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, AXA Equitable generally will use cash flows, and periodically will rebalance, to keep the portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The portfolio will purchase Class A or Class IA shares (as applicable) of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the portfolio bears both the expenses of the portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the portfolio instead of in the portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

The Principal Risks of Investing in the Portfolio

An investment in the portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the portfolio. Performance may be affected by one or more of the following risks.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small- cap companies may involve greater risks than investments in larger, more established issuers. Risk is greater for the common stocks of mid- and small- cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises.

•	Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Detailed information regarding these risks is included in the section of the portfolio’s prospectus entitled “More About Investment Strategies & Risks.”

•

Risks of Other Investment Companies — A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•

Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to the Portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement the portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns for the past year and since inception through December 31, 2009 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. The inception date for the portfolio is September 1, 2006.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
17.41% (2009 2nd Quarter)	–20.33% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
Target 2035 Allocation Portfolio — Class A	25.92%	–2.42%
Target 2035 Allocation Portfolio — Class B	25.41%	–2.67%
S&P 500 Index	26.46%	–2.47%
MSCI EAFE Index	31.78%	–2.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.09%

WHO MANAGES THE PORTFOLIO

AXA Equitable

Portfolio Manager:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President	July 2003

PURCHASE AND SALE OF PORTFOLIO SHARES

The portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by AXA Equitable that currently sell their shares to such accounts and plans, and to other eligible investors.

The portfolio does not have minimum initial or subsequent investment requirements. Shares of the portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investors. The portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the portfolio over another investment or by influencing an insurance company to include the portfolio as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Target 2045 Allocation Portfolio — Class A and B Shares

INVESTMENT OBJECTIVE:

Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Company Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Target 2045 Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (Rule 12b-1 fees)	None	0.25%
Other Expenses	1.23%	1.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.56%	0.56%
Total Annual Portfolio Operating Expenses	1.89%	2.14%
Fee Waiver and/or Expense Reimbursement†	–0.98%	–0.98%
Net Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	1.16%
†	The expense reimbursement or fee waiver is expected to continue until April 30, 2011, unless the board of trustees consents to an earlier revision or termination. The expense reimbursement or fee waiver may be terminated by AXA Equitable Life Insurance Company at any time after that date.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year, that the portfolio’s operating expenses (and expenses of other investment companies in which it invests) remain the same and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$93	$499	$930	$2,132
Class B Shares	$118	$575	$1,059	$2,395

PORTFOLIO TURNOVER

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s portfolio turnover rate was 30% of the average value of the portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies of the Portfolio

The portfolio seeks to achieve its objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable Life Insurance Company (“AXA Equitable” or “Manager”), which represent a variety of asset classes and investment styles. The portfolio is managed to target 2045 as the specific year of planned retirement (the “retirement year”). The retirement year also assumes that an investor retires at age 65. The portfolio’s asset mix will become more conservative each year until reaching the year approximately ten years after the retirement year (the “target year”) at which time the asset allocation mix will become relatively static. The asset classes in which the portfolio may invest generally are divided into domestic equity, international equity and fixed income investments. The following chart shows the portfolio’s target allocation for the various asset classes (as represented by the holdings of the Underlying Portfolios in which the portfolio invests) as of the date of this prospectus.

Target 2045 Allocation Portfolio Asset Allocations

Approximate Number of Years Before/ After Retirement	35 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	67%	61%	54%	50%	42%	35%	30%	15%
International Equity	29%	25%	22%	20%	18%	15%	10%	5%
Fixed Income (including domestic and foreign investment grade and high yield or “junk” bonds, and short term investments and money market instruments)	4%	14%	24%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the portfolio will vary over time. In general, the asset mix of the portfolio will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that increasingly favors Underlying Portfolios that emphasize investments in bonds and money market instruments.

As of December 31, 2009, the portfolio’s asset allocation was approximately 66% to domestic equity, 32% to international equity, and 2% to fixed income (fixed income allocations may include investment grade and high yield fixed income classes and domestic and foreign investments as well as short term investments such as money market instruments). The portfolio’s shareholder report sets forth the actual allocation to the Underlying Portfolios.

AXA Equitable establishes the asset mix of the portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios. AXA Equitable may sell the portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.

AXA Equitable will permit the relative weightings of the portfolio’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 15%. Beyond those ranges, AXA Equitable generally will use cash flows, and periodically will rebalance, to keep the portfolio within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes. The portfolio will purchase Class A or Class IA shares (as applicable) of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

The Underlying Portfolios may already be available directly as an investment option in your Contract and an investor in the portfolio bears both the expenses of the portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the portfolio instead of in the portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

The Principal Risks of Investing in the Portfolio

An investment in the portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the portfolio. Performance may be affected by one or more of the following risks.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values.

•

Large Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Mid-Cap and Small-Cap Company Risk — A Portfolio’s investments in mid- and small- cap companies may involve greater risks than investments in larger, more established issuers. Risk is greater for the common stocks of mid- and small- cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments.

•

Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises.

•	Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.

•

Junk Bonds or Lower Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Detailed information regarding these risks is included in the section of the portfolio’s prospectus entitled “More About Investment Strategies & Risks.”

•

Risks of Other Investment Companies — A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

•

Portfolio Management Risk — The risk that strategies used by the Manager or the investment sub-adviser (“Adviser”) and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to the Portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement the portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

•

Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns for the past year and since inception through December 31, 2009 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance. The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. The inception date for the portfolio is September 1, 2006.

Calendar Year Annual Total Returns — Class B

Best quarter (% and time period)	Worst quarter (% and time period)
19.52% (2009 2nd Quarter)	–22.94% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
Target 2045 Allocation Portfolio — Class A	28.13%	–3.20%
Target 2045 Allocation Portfolio — Class B	27.80%	–3.44%
S&P 500 Index	26.46%	–2.47%
MSCI EAFE Index	31.78%	–2.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.09%

WHO MANAGES THE PORTFOLIO

AXA Equitable

Portfolio Manager:

Name	Title	Date Began Managing the Portfolio
Kenneth Kozlowski	Vice President	July 2003

PURCHASE AND SALE OF PORTFOLIO SHARES

The portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable and other affiliated or unaffiliated insurance companies. Shares also may be sold to other tax-qualified retirement plans, to other portfolios managed by AXA Equitable that currently sell their shares to such accounts and plans, and to other eligible investors.

The portfolio does not have minimum initial or subsequent investment requirements. Shares of the portfolio are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming portfolio shares.

TAX INFORMATION

Because the portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the portfolio makes of its net investment income and net realized gains — most or all of which it intends to distribute annually — and redemptions or exchanges of portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

This portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts, retirement plans and other eligible investors. The portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the portfolio over another investment or by influencing an insurance company to include the portfolio as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this prospectus, each portfolio has its own investment objective(s), policies and strategies. There is no assurance that a portfolio will achieve its investment objective. All investment objectives, policies and strategies that are not specifically designated as fundamental may be changed without shareholder approval.

Additional Strategies

The following is a list of additional investment strategies that the portfolios may employ. Each strategy may apply to all of the portfolios. The portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the portfolios’ Statement of Additional Information (“SAI”).

U.S. Government Securities.  Each portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Cash and Short-Term Investments.  Each portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

Portfolio Turnover.  The portfolios do not restrict the frequency of trading to limit expenses. The portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments.  For temporary defensive purposes, each portfolio may invest without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a portfolio is invested in these instruments, the portfolio will not be pursuing its principal investment strategies and may not achieve its investment goal. In addition, each Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

Risks

Each Target Allocation Portfolio follows a similar investment strategy; however, a portfolio’s allocation among Underlying Portfolios will vary depending on its retirement date, and therefore its exposure to risk will vary. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities. To the extent a Target Allocation Portfolio invests in Underlying Portfolios that invest in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus.

General Risks of the Target Allocation Portfolios and the Underlying Portfolios

Each of the portfolios and the Underlying Portfolios may be subject to certain general investment risks, as discussed below.

•

Asset Class Risk — There is the risk that the returns from the types of securities in which a portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

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Derivatives Risk — Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives are also subject to a number of risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk and also involve the risk of mispricing or improper valuation. The use of derivatives may increase the volatility of a Portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a

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derivatives contract may cause an immediate and substantial loss or gain. Derivatives may be illiquid in that a Portfolio may not be able to sell or otherwise close a derivative position when desired. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Over-the-counter derivatives often do not have liquidity beyond the counterparty to the transaction, and because they are not traded on exchanges, they do not offer the protections provided by exchanges in the event that the counterparty is unable to fulfill its contractual obligation. Over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives.

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Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Investment Style Risk — An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. An Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Leverage Risk — When a portfolio leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

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Liquidity Risk — The risk that certain investments may be difficult or impossible for a portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the portfolio.

•	Market Risk — The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

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Multiple Adviser Risk — A portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of the portfolio’s assets. Because each Adviser manages its allocated portion of the portfolio independently from another Adviser, the same security may be held in different portions of the portfolio, or may be acquired for one portion of the portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the portfolio. Because each Adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other Adviser, the portfolio may incur higher brokerage costs than would be the case if a single

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Adviser were managing the entire portfolio. In addition, while the Manager seeks to allocate a portfolio’s assets among the portfolio’s Advisers in a manner that it believes is consistent with achieving the portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the portfolio’s assets among Advisers because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

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Portfolio Management Risk — The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a portfolio with respect to the allocation of assets between passively and actively managed portions of a portfolio and the development and implementation of the models used to manage a portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each portfolio’s investment program in a manner that is in the best interests of the portfolio and that is consistent with the portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

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Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total return.

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Securities Lending Risk — A portfolio that lends securities is subject to the risk that the loaned securities will not be available to the portfolio on a timely basis and, therefore, that the portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the portfolio. If the borrower fails financially, it is also possible that the portfolio could lose its right to the collateral it holds. In addition, the portfolio bears the risk of a decline in the value of the collateral held by a portfolio in connection with a securities loan.

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Securities Selection Risk — The securities selected for a portfolio may not perform as well as other securities that were not selected for a portfolio. As a result, a portfolio may underperform other funds with the same objective or in the same asset class.

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Adviser Selection Risk — The risk that the Manager’s process for selecting or replacing an Adviser for an Underlying Portfolio and its decision to select or replace an Adviser does not produce the intended results.

Risks of Equity Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that emphasize investments in equity securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Target Allocation Portfolios with later retirement dates, such as the Target 2035 Allocation and Target 2045 Allocation Portfolios, will be subject to the risks of investing in equity securities to a greater extent than the Target Allocation Portfolios with earlier retirement dates. The risks of investing in equity securities include:

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the portfolio should invest and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

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Exchange Traded Funds (“Underlying ETFs”) Risk — When a portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs, in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs also may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the portfolio. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may

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be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted.

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Focused Portfolio Risk — A portfolio that employs a strategy of investing in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

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Initial Public Offering (“IPO”) Risk — Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities issued to any one portfolio may decrease. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as a portfolio’s assets grow it will continue to experience substantially similar performance by investing in IPOs.

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Investment Company Securities Risk — A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

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Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Non-Diversification Risk — A portfolio that is classified as a “non-diversified” investment company may invest a larger percentage of its assets in the securities of a limited number of issuers, some of which may be within the same industry. As a result, such a portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio.

•	Sector Concentration Risk — A portfolio that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

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Mid-Cap and Small-Cap Company Risk — A portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Technology Sector Risk — The value of the shares of a portfolio that invests primarily in technology companies is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Risks of Fixed Income Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in debt securities.

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Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Target Allocation Portfolios with earlier retirement dates will be subject to the risks of investing in fixed income securities to a greater extent than those with later retirement dates. The risks of investing in fixed income securities include:

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Banking Industry Sector Risk — To the extent a portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the portfolio should invest and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

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Credit Risk — The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

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Interest Rate Risk — The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

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Investment Grade Securities Risk — Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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Loan Participation and Assignment Risk — A portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

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Junk Bonds or Lower-Rated Securities Risk — Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the portfolio’s assets. If the portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

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Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

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Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- and asset-backed securities held by a portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the portfolio. If a portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

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Zero Coupon and Pay-in-Kind Securities Risk — A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Target Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities. Therefore, as an investor in a Target Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities.

Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts

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also may not carry the same voting privileges as sponsored depositary receipts.

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Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

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Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

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Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a portfolio to carry out transactions. If a portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the portfolio could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS

The following is information regarding the Underlying Portfolios. If you would like more information about the Underlying Portfolios, the Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio typically will hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Large-Cap Company Risk
EQ/Equity Growth PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Leveraging Risk

•Mid-Cap Company Risk

•Portfolio Turnover Risk

EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small-capitalization companies. Small-capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	•Currency Risk •Equity Risk •Foreign Securities Risk •Investment Style Risk •Liquidity Risk •Small-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index. The Portfolio seeks to hold all securities in the index in the exact weight each represents in the index. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Exchange Traded Fund Risk

•Focused Portfolio Risk

•Foreign Securities Risk

•Index Strategy Risk

•Investment Style Risk

•Large-Cap Company Risk

•Portfolio Turnover Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index in the exact weight each represents in that index, although, in certain instances, a sampling approach may be used. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Exchange-Traded Fund Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk •Leveraging Risk •Portfolio Turnover Risk
EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio typically will hold all 400 securities in the S&P MidCap 400 Index in the act weight each represents in that index although, in certain circumstances, a sampling approach may be utilized. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Mid-Cap Company Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Liquidity Risk •Small-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Foreign Securities Risk •Index Strategy Risk •Large-Cap Company Risk •Leverage Risk
Multimanager Large Cap Core Equity Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the S&P 500 Index the time of investment (market capitalization range of approximately $1.1 billion to $322.7 billion as of December 31, 2009). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk •Leverage Risk
Multimanager Large Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $262.5 million to $322.7 billion as of December 31, 2009. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	•Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Large Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large-capitalization companies. Large-capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $262.5 million to $322.7 billion as of December 31, 2009. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Large-Cap Company Risk •Leverage Risk
Multimanager Mid Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Leverage Risk •Mid-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Medium market capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Index Strategy Risk •Investment Style Risk •Leverage Risk •Mid-Cap Company Risk
Multimanager Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Foreign Securities Risk •Index Strategy Risk •Investment Style Risk •Leverage Risk •Liquidity Risk •Small-Cap Company Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
Multimanager Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.	•Derivatives Risk •Equity Risk •Foreign Securities Risk •Index Strategy Risk •Investment Style Risk •Leverage Risk •Liquidity Risk •Portfolio Turnover Risk •Small-Cap Company Risk
FIXED INCOME — INVESTMENT GRADE BOND
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. dollar denominated, investment-grade, fixed-rate, taxable bond market, including bonds from the Treasury, Government-related, corporate-rate, agency fixed-rate and hybrid adjustable mortgage pass throughs, asset-backed securities, and commercial mortgage-based securities.	•Credit Risk •Derivatives Risk •Index Strategy Risk •Interest Rate Risk •Investment Grade Securities Risk •Liquidity Risk •Mortgage-Backed and Asset-Backed Securities Risk
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Intermediate Government/Credit Index (“Government Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Index, or other financial instruments that derive their value from those securities. The Government Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding.	•Credit Risk •Derivatives Risk •Index Strategy Risk •Interest Rate Risk •Investment Grade Securities Risk •Mortgage-Backed and Asset-Backed Securities Risk •Zero Coupon and Pay-in Kind Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INVESTMENT GRADE BOND
EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.	•Credit Risk •Derivatives Risk •Equity Risk •Interest Rate Risk •Investment Grade Securities Risk •Liquidity Risk •Mortgage-Backed and Asset-Backed Securities Risk •Portfolio Turnover Risk
EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•Convertible Securities Risk

•Credit Risk

•Currency Risk

•Emerging Markets Risk

•Exchange-Traded Fund Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•Liquidity Risk

•Portfolio Turnover Risk

Multimanager Core Bond Portfolio	Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•Credit Risk

•Currency Risk

•Emerging Markets Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Liquidity Risk

•Mortgage-Backed and Asset-Backed Securities Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME — INTERNATIONAL AND NON-INVESTMENT GRADE BOND
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•Credit Risk

•Currency Risk

•Emerging Markets Risk

•Exchange Traded Funds Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Junk Bonds or Lower Rated Securities Risk

•Liquidity Risk

•Mortgage-Backed and Asset-Backed Securities Risk

Multimanager Multi-Sector Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds, including investment grade bonds and bonds that are rated below investment grade (so-called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•Credit Risk

•Currency Risk

•Emerging Markets Risk

•Foreign Securities Risk

•Index Strategy Risk

•Interest Rate Risk

•Investment Grade Securities Risk

•Liquidity Risk

•Junk Bonds or Lower-Rated Securities Risk

•Mortgage-Backed and Asset-Backed Securities Risk

•Portfolio Turnover Risk

INTERNATIONAL EQUITY
EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

•Convertible Securities Risk

•Currency Risk

•Depositary Receipts Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leveraging Risk

•Liquidity Risk

•Portfolio Turnover Risk

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS (cont’d)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL EQUITY
EQ/International ETF Portfolio	Seeks long-term capital appreciation.	Under normal market conditions, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.	•Equity Risk •Exchange Traded Funds Risk •Foreign Securities Risk
Multimanager International Equity Portfolio	Seeks to achieve long term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices. The Portfolio also may invest in derivatives such as futures and options.

•Currency Risk

•Derivatives Risk

•Emerging Markets Risk

•Equity Risk

•Foreign Securities Risk

•Index Strategy Risk

•Large-Cap Company Risk

•Leverage Risk

•Liquidity Risk

•Mid- and Small-Cap Company Risk

SHORT TERM
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	•Banking Industry Sector Risk •Credit Risk •Foreign Securities Risk •Interest Rate Risk •Money Market Risk •Mortgage-Backed and Asset-Backed Securities Risk

MANAGEMENT TEAM

The Manager

The Trust

AXA Premier VIP Trust (the “Trust”) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the portfolios. The Trust issues shares of beneficial interest that are currently divided among twenty-one (21) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class A and Class B shares of the four (4) Target Allocation Portfolios of the Trust.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each Target Allocation Portfolio. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. As of December 31, 2009, AXA Equitable had approximately $82.2 billion in assets under management.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the day-to-day management of the Target Allocation Portfolios. In addition to its managerial responsibilities, AXA Equitable is responsible for determining the asset mix for each Target Allocation Portfolio and ensuring that the asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees. AXA Equitable establishes the asset mix of each Target Allocation Portfolio and selects the specific Underlying Portfolios in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each Target Allocation Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of a Target Allocation Portfolio back into alignment with its asset allocation target range.

As noted above, AXA Equitable has the authority to select and substitute Underlying Portfolios. The Manager may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios.

A committee of AXA FMG investment personnel manages each Target Allocation Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the Target Allocation Portfolios. Xavier Poutas assists the lead portfolio manager with day-to-day management of the Portfolios but does not have primary responsibility for management of the Target Allocation Portfolios.

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the Target Allocation Portfolios since its inception. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.
Xavier Poutas, CFA®	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003 he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the portfolios.

Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the Target Allocation Portfolios is available in the Trust’s SAI. A discussion of the basis of the decision by the Board to approve the investment management agreement with AXA Equitable with respect to the Target Allocation Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

While day-to-day management of the Target Allocation Portfolios currently is provided by the Manager, the Manager may hire Advisers to provide day-to-day portfolio management for a Portfolio in the future. The Manager has been granted relief by the SEC to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Target Allocation Portfolio’s assets to additional Advisers subject to approval of the Board of Trustees. If a new Adviser is retained for a Target Allocation Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager

MANAGEMENT TEAM

The Manager (cont’d)

(as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

Management Fees

Each Target Allocation Portfolio pays a fee to AXA Equitable for management services. For the fiscal year ended December 31, 2009, each portfolio paid a fee at an annual rate of 0.10% of the Target Allocation Portfolio’s average daily net assets. AXA Equitable also provides administrative services to the Trust including, among others: coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Target Allocation Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Target Allocation Portfolio’s total average daily net assets, plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, Adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Target Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting through April 30, 2011 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Target Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Target Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees so that the net annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business), do not exceed 0.35% for Class A shares and 0.60% for Class B shares.

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Target Allocation Portfolio’s expense ratio and such reimbursements do not exceed the Target Allocation Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the portfolio will be charged such lower expenses. AXA Equitable’s selection of Underlying Portfolios may positively or negatively effect impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

PORTFOLIO SERVICES

Buying and Selling Shares

Each Target Allocation Portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The Target Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Target Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Target Allocation Portfolios. Excessive purchases and redemptions of shares of a portfolio may adversely affect portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent that a portfolio invests in Underlying Portfolios that invest a significant portion of their assets in foreign securities (e.g., Multimanager International Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, EQ/Small Company Index Portfolio) or high-yield securities (Multimanager Multi-Sector Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive trading activity. The Trust and the Target Allocation Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in portfolio shares. As a general matter, each portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive trading activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity, while others will bear the effect of that frequent transfer activity.

PORTFOLIO SERVICES (cont’d)

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. The Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers and redemptions of portfolio shares also apply to retirement plan participants, but do not apply to transfers and redemptions of Underlying Portfolio shares by AXA Equitable’s funds of funds (including those in this prospectus).

Not withstanding our efforts, we may be unable to detect or deter market timing activities by certain persons, which can lead to disruption of management of, and excess costs to, the particular portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

Restriction	Situation
The portfolio may suspend the right of redemption or postpone payment for more than 7 days:	•When the New York Stock Exchange is closed (other than a weekend/holiday). •During an emergency. •Any other period permitted by the SEC.
A portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	•When it is detrimental for a portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

PORTFOLIO SERVICES (cont’d)

•	The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

•

An Underlying Portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares because foreign securities sometimes trade on days when a fund’s shares are not priced.

Shares of the Underlying Portfolios held by the Target Allocation Portfolios are valued at their net asset value. Generally, other portfolio securities and assets of the Target Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios are valued as follows:

•

Equity securities (including securities issued by exchange traded funds (“ETFs”)) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the portfolio’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds held by a portfolio (other than ETFs) will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the portfolio’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

Dividends and Other Distributions

The Target Allocation Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a portfolio are automatically reinvested at net asset value in shares of that portfolio.

PORTFOLIO SERVICES (cont’d)

Tax Consequences

Each Target Allocation Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal income tax purposes. A portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distribution. A regulated investment company is not taxed at the entity (portfolio) level to the extent it passes through its net income and net realized gains to its shareholders by making distributions. Although the Trust intends that each Target Allocation Portfolio will be operated to have no federal tax liability, if any portfolio does have any federal tax liability, that would hurt the investment performance. Also, to the extent that a portfolio invests in foreign securities or holds (and contains other requirements) foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for each Target Allocation Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the portfolio meet investment diversification rules for separate accounts. If a portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as the investment manager and as the administrator for the Trust, therefore carefully monitors the portfolios’ compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Target Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable (the “Co-Distributors”). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Target Allocation Portfolios’ Class B shares. Under the plan, Class B shares pay each of the Co-Distributors an annual fee to compensate them for promoting, selling and servicing shares of the Target Allocation Portfolios. Because these distribution fees are paid out of the Target Allocation Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost you more than paying other types of charges.

The maximum annual distribution and/or service (12b-1) fee for each portfolio’s Class B shares is equal to 0.50% of the average daily net assets of the portfolio attributable to Class B shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of each portfolio’s average daily net assets attributable to Class B shares. This arrangement will be in effect until at least April 30, 2011.

The Co-distributors may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The Co-distributors also may receive other marketing support from the Advisers in connection with the distribution of the Contracts.

DESCRIPTION OF BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. companies deemed by Standard and Poor’s (“S&P”) to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Barclays Capital U.S. Aggregate Bond Index

Covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s Investors Service, Inc., and BBB- or better by S&P Ratings Services and Fitch Ratings, Ltd., have a fixed coupon rate, and be U.S. dollar denominated.

Morgan Stanley Capital International EAFE Index

Is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Target Allocation Portfolios’ Class A and Class B shares. The financial information in the table below is for the period of the portfolios’ operations. The information below has been derived from the financial statements of each Target Allocation Portfolio, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Target Allocation Portfolio’s financial statements as of December 31, 2009 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s SAI and available upon request.

Target 2015 Allocation Portfolio

	Class A
	Year Ended December 31,			August 31, 2006* to December 31, 2006
	2009	2008	2007
Net asset value, beginning of period	$7.17	$10.85	$10.54	$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.30 (e)	0.40 (e)	0.26 (e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	1.17	(3.69)	0.53	0.56

Total from investment operations	1.47	(3.29)	0.79	0.79

Less distributions:
Dividends from net investment income	(0.33)	(0.31)	(0.35)	(0.25)
Distributions from net realized gains	(0.01)	(0.08)	(0.13)	—	#

Total dividends and distributions	(0.34)	(0.39)	(0.48)	(0.25)

Net asset value, end of period	$8.30	$7.17	$10.85	$10.54

Total return(b)	20.57%	(30.31)%	7.49%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,218	$33,119	$580	$540
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a)(f)	0.60%	0.55%	1.81%	7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.88%	4.45%	2.37%	6.68	%(l)
Before waivers and reimbursements(a)(f)(x)	3.63%	4.25%	0.91%	(1.66	)%(l)
Portfolio turnover rate	24%	43%	12%	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.02	$0.16	$0.29

FINANCIAL HIGHLIGHTS (cont’d)

Target 2015 Allocation Portfolio (continued)

	Class B
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2009		2008		2007
Net asset value, beginning of period	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.30	(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	1.16		(3.67)		0.30		0.39

Total from investment operations	1.46		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	(0.31)		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	(0.32)		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$8.31		$7.17		$10.85		$10.54

Total return(b)	20.40%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,657		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.85	%(c)	0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.96%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements(a)(f)(x)	3.70%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	24%		43%		12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.03		$0.16		$0.26

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2025 Allocation Portfolio

	Class A
	Year Ended December 31,					August 31, 2006* to December 31, 2006
	2009	2008		2007
Net asset value, beginning of period	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.28 (e)	0.36	(e)	0.21	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	1.32	(4.20)		0.60		0.68

Total from investment operations	1.60	(3.84)		0.81		0.87

Less distributions:
Dividends from net investment income	(0.31)	(0.26)		(0.30)		(0.22)
Distributions from net realized gains	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	(0.33)	(0.37)		(0.44)		(0.22)

Net asset value, end of period	$8.08	$6.81		$11.02		$10.65

Total return(b)	23.56%	(34.83)%		7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,236	$31,868		$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%	0.35%		0.35%		0.35%
Before waivers and reimbursements(a)(f)	0.61%	0.57%		1.51%		7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.80%	4.11%		1.86%		5.55	%(l)
Before waivers and reimbursements(a)(f)(x)	3.54%	3.90%		0.69%		(2.33	)%(l)
Portfolio turnover rate	17%	21%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.02		$0.13		$0.27

	Class B
	Year Ended December 31,					August 31, 2006* to December 31, 2006
	2009	2008		2007
Net asset value, beginning of period	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.29 (e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	1.29	(4.16)		0.43		0.55

Total from investment operations	1.58	(3.85)		0.78		0.86

Less distributions:
Dividends from net investment income	(0.29)	(0.25)		(0.27)		(0.21)
Distributions from net realized gains	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	(0.31)	(0.36)		(0.41)		(0.21)

Net asset value, end of period	$8.08	$6.81		$11.02		$10.65

Total return(b)	23.25%	(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,336	$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.86%	0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.98%	3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements(a)(f)(x)	3.72%	3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	17%	21%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.03		$0.12		$0.24

FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2035 Allocation Portfolio

	Class A
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2009		2008		2007
Net asset value, beginning of period	$6.59		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.25	(e)	0.34	(e)	0.17	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	1.46		(4.58)		0.66		0.78

Total from investment operations	1.71		(4.24)		0.83		0.94

Less distributions:
Dividends from net investment income	(0.30)		(0.24)		(0.27)		(0.18)
Distributions from net realized gains	(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	(0.33)		(0.38)		(0.38)		(0.18)

Net asset value, end of period	$7.97		$6.59		$11.21		$10.76

Total return(b)	25.92%		(37.94)%		7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,680		$10,038		$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a)(f)	0.91%		0.94%		2.48%		9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.58%		3.92%		1.48%		4.50	%(l)
Before waivers and reimbursements(a)(f)(x)	3.02%		3.33%		(0.64)%		(4.99	)%(l)
Portfolio turnover rate	22%		12%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04		$0.05		$0.24		$0.33

	Class B
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2009		2008		2007
Net asset value, beginning of period	$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.27	(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	1.41		(4.55)		0.51		0.74

Total from investment operations	1.68		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	(0.28)		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	(0.31)		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$7.97		$6.60		$11.21		$10.76

Total return(b)	25.41%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,496		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	1.16	%(c)	1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.79%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements(a)(f)(x)	3.22%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	22%		12%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04		$0.07		$0.23		$0.32

FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

FINANCIAL HIGHLIGHTS (cont’d)

Target 2045 Allocation Portfolio

	Class A
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2009		2008		2007
Net asset value, beginning of period	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.22	(e)	0.29	(e)	0.13	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	1.52		(4.86)		0.74		0.89

Total from investment operations	1.74		(4.57)		0.87		1.01

Less distributions:
Dividends from net investment income	(0.29)		(0.20)		(0.23)		(0.15)
Distributions from net realized gains	(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	(0.32)		(0.39)		(0.57)		(0.15)

Net asset value, end of period	$7.62		$6.20		$11.16		$10.86

Total return(b)	28.13%		(41.18)%		8.09%		10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,407		$3,014		$595		$551
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a)(f)	1.33%		1.63%		2.91%		10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.35%		3.40%		1.13%		3.47	%(l)
Before waivers and reimbursements(a)(f)(x)	2.37%		2.12%		(1.42)%		(6.92	)%(l)
Portfolio turnover rate	30%		5%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.07		$0.11		$0.29		$0.36

	Class B
	Year Ended December 31,						August 31, 2006* to December 31, 2006
	2009		2008		2007
Net asset value, beginning of period	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.25	(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	1.47		(4.82)		0.63		0.82

Total from investment operations	1.72		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	(0.27)		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	(0.30)		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$7.62		$6.20		$11.16		$10.86

Total return(b)	27.80%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,686		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	1.58	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	3.78%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements(a)(f)(x)	2.78%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	30%		5%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.07		$0.12		$0.29		$0.36

FINANCIAL HIGHLIGHTS (cont’d)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

If you would like more information about the portfolios, the following documents (including a Prospectus) are available at the Trust’s website: www.axa-equitablefunds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the portfolios’ SAI.

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contact your financial professional, or the portfolios at:

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Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference

Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the

EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

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Target 2015 Allocation Portfolio

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Target 2035 Allocation Portfolio

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